Subsequent events (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 27, 2025	Mar. 04, 2025	Jan. 21, 2025	Dec. 23, 2024
Despegar | Scenario, Plan | Prosus
Subsequent Event [Line Items]
Business acquisition, share price (in dollar per share)				$ 19.50
Cash consideration per share (as a percent)				110.00%
Cash consideration per share (in dollars per share)				$ 1,000
Prosus | Scenario, Plan
Subsequent Event [Line Items]
Business acquisition, share price (in dollar per share)				$ 19.50
Subsequent Event
Subsequent Event [Line Items]
Payments of dividends	$ 7,479
Subsequent Event | Despegar | Scenario, Plan | Prosus
Subsequent Event [Line Items]
Business acquisition, share price (in dollar per share)		$ 19.50	$ 19.50